Right of use assets and Lease liabilities (Details2) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	$ 9,120,616	$ 6,152,361
Non-current lease liabilities	31,306,552	29,009,023
Total Current Lease Liabilities	9,120,616	6,152,361
Total Non Current Lease Liabilities	$ 31,306,552	$ 29,009,023